Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Additional Information (Detail) £ in Millions		12 Months Ended
	Oct. 26, 2018 GBP (£)	Dec. 31, 2019 GBP (£) Employee	Dec. 31, 2018 GBP (£) Employee	Dec. 31, 2017 Employee
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Allowance included in the scheme liabilities value		£ 45	£ 40
Increase in liabilities	£ 40	£ 5
Average number of full-time equivalent staff | Employee		23,706	24,210	19,559
Impairment charge		£ 10	£ 0
Property, plant and equipment		1,971	1,835
Property, plant and equipment subject to operating leases [member]
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment		103	63
Property, plant and equipment		574	£ 470
Santander UK Government And HMRC [Member] | IFRS 16
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation for lease assets		61
Operating lease assets		£ 153